WARRANTS (Details Narrative)	Dec. 31, 2020 $ / shares
Series B Preferred Stock [Member]
Exercise price of warrants	$ 22.50
Series C Preferred Stock [Member] | Minimum [Member]
Exercise price of warrants	562.50
Series C Preferred Stock [Member] | Maximum [Member]
Exercise price of warrants	$ 1,125.00